UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

February 29, 2012 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 73.4%

	COMMERCIAL FINANCE — 8.1%
16,358,129	CIT Group Inc. (a)(b)	$665,939,432

	DIVERSIFIED BANKS — 8.0%
81,607,015	Bank of America Corp.	650,407,910

	DIVERSIFIED HOLDING COMPANIES — 7.9%
2,532	Berkshire Hathaway, Inc., Class A (a)	298,608,888
12,186,350	Leucadia National Corp.	347,189,111

		645,797,999

	MULTI-LINE INSURANCE — 30.0%
84,130,225	American International Group, Inc. (a)	2,458,285,175

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.4%
23,136,502	The St. Joe Co. (a)(b)(c)(d)(e)	361,547,176

	RETAIL DEPARTMENT STORES — 12.1%
14,212,673	Sears Holdings Corp. (a)(b)	990,054,801

	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.2%
641,893	Orchard Supply Hardware Stores Corp., Class A (a)(b)	17,292,623

	SURETY INSURANCE — 2.7%
20,501,100	MBIA, Inc. (a)(b)	221,001,858

TOTAL DOMESTIC EQUITY SECURITIES (COST $6,543,088,192)		6,010,326,974

	FOREIGN EQUITY SECURITIES — 14.0%

	CHINA — 14.0%

	LIFE INSURANCE — 14.0%
302,221,000	AIA Group Ltd.	1,145,573,528

TOTAL FOREIGN EQUITY SECURITIES (COST $774,455,524)		1,145,573,528

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 0.0%

	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.0%
641,893	Orchard Supply Hardware Stores Corp., Preferred, Zero Coupon, Series A (a)(b)	$1,315,883

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $1,263,535)		1,315,883

	WARRANTS — 7.8%

	MULTI-LINE INSURANCE — 2.2%
21,588,480	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (a)(f)	178,536,730

	REAL ESTATE INVESTMENT TRUSTS — 5.1%
40,634,357	General Growth Properties, Inc., Vested, Strike Price $9.56, Expire 11/09/2017 (a)(c)(d)(e)(f)	420,045,475

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
1,896,270	Howard Hughes Corp., Vested, Strike Price $50.00, Expire 11/09/2017 (a)(c)(d)(e)(f)	39,816,740

TOTAL WARRANTS (COST $351,676,339)		638,398,945

Principal

	DOMESTIC CORPORATE BONDS — 0.5%

	REGIONAL BANKS — 0.1%
$12,308,000	Emigrant Bancorp, Inc. 6.250%, 06/15/2014 (c)	11,234,742

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

Principal		Value

	SURETY INSURANCE — 0.4%
	MBIA, Inc.
$17,932,000	7.000%, 12/15/2025 (b)	$13,986,960
13,859,000	7.150%, 07/15/2027 (b)	10,810,020
11,580,000	5.700%, 12/01/2034 (b)(c)	7,608,060

		32,405,040

TOTAL DOMESTIC CORPORATE BONDS (COST $44,594,724)		43,639,782

	U.S. GOVERNMENT OBLIGATIONS — 1.8%
25,000,000	U.S. Treasury Bills 0.091%, 03/15/2012 (g)	24,999,115
25,000,000	U.S. Treasury Bills 0.089%, 04/19/2012 (g)	24,996,971
25,000,000	U.S. Treasury Bills 0.101%, 04/26/2012 (g)	24,996,072
25,000,000	U.S. Treasury Bills 0.086%, 05/10/2012 (g)	24,996,350
25,000,000	U.S. Treasury Bills 0.076%, 05/17/2012 (g)	24,995,725
25,000,000	U.S. Treasury Bills 0.085%, 05/24/2012 (g)	24,995,325

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $149,978,956)		149,979,558

Shares

	MONEY MARKET FUNDS — 2.6%
209,184,047	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.250% (h)	209,184,047

TOTAL MONEY MARKET FUNDS (COST $209,184,047)		209,184,047

TOTAL INVESTMENTS — 100.1% (COST $8,074,241,317)		8,198,418,717
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(4,582,878)

NET ASSETS — 100.0%		$8,193,835,839

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 3.
(c)

Security fair valued under procedures approved by the Board of Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, c) using simulation models, and d) the Manager’s estimates of the discount necessary to reflect the current and existing restrictions on the Manager transacting in the securities. The value of these securities totals $840,252,193, which represents 10.25% of The

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

Fairholme Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs and Level 3 measurements if the determination of fair value is based primarily on the use of significant unobservable inputs.

(d)	Security is deemed an illiquid security under procedures approved by the Board of Directors.
(e)

Restricted or controlled security under procedures approved by the Board of Directors. The value of these securities totals $821,409,391, which represents 10.02% of The Fairholme Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	02/29/2012 Carrying Value Per Unit
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$15.6267
40,634,357	General Growth Properties, Inc., Warrants, Vested, Strike Price $9.56, Expire 11/09/2017	05/10/2010	-	10.3372
1,896,270	Howard Hughes Corp., Warrants, Vested, Strike Price $50.00, Expire 11/09/2017	11/05/2010	-	20.9974

(f)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the General Growth Properties, Inc. warrants, which on February 29, 2012 had a conversion ratio of 1:1.0979.

(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of February 29, 2012.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

February 29, 2012 (unaudited)

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 0.9%

	DIVERSIFIED BANKS — 0.5%
57,200	Wells Fargo & Co., Preferred, 8.000%, Series J	$1,673,100

	MULTI-LINE INSURANCE — 0.4%
23,500	American International Group, Inc., Preferred, 6.450%, Series A-4 (a)	558,595
21,800	American International Group, Inc., Preferred, 7.700% (a)	560,478

		1,119,073

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $2,411,235)		2,792,173

	WARRANTS — 1.7%

	MULTI-LINE INSURANCE — 0.1%
23,212	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (b)(c)	191,963

	REAL ESTATE INVESTMENT TRUSTS — 1.5%
437,072	General Growth Properties, Inc., Vested, Strike Price $9.56, Expire 11/09/2017 (b)(c)(d)(e)(f)	4,518,101

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
20,397	Howard Hughes Corp., Vested, Strike Price $50.00, Expire 11/09/2017 (b)(c)(d)(e)(f)	428,284

TOTAL WARRANTS (COST $378,123)		5,138,348

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

Principal		Value

	DOMESTIC CORPORATE BONDS — 90.5%

	CAPITAL MARKETS — 3.2%
$10,000,000	Jefferies Group, Inc. 7.750%, 03/15/2012	$9,978,125

	COMMERCIAL FINANCE — 7.6%
	CIT Group Inc.
9,308,090	7.000%, 05/01/2016 (d)	9,320,190
14,000,000	7.000%, 05/01/2017	14,000,000

		23,320,190

	REGIONAL BANKS — 22.5%
58,500,000	Emigrant Bancorp, Inc. 6.250%, 06/15/2014 (d)	53,398,800
6,000,000	Regions Financial Corp. 4.875%, 04/26/2013	6,090,000
10,000,000	Regions Financial Corp., Subordinate Debenture 6.375%, 05/15/2012 (d)	10,069,000

		69,557,800

	RETAIL DEPARTMENT STORES — 16.9%
60,000,000	Sears Holdings Corp. 6.625%, 10/15/2018	52,200,000

	SURETY INSURANCE — 40.3%
60,600,000	MBIA Insurance Corp., Subordinate Debenture 14.000%, 01/15/2033 (a)	39,087,000
	MBIA, Inc.
8,486,000	6.400%, 08/15/2022 (d)	6,538,463
7,105,000	7.000%, 12/15/2025	5,541,900
49,716,000	7.150%, 07/15/2027	38,778,480
47,500,000	6.625%, 10/01/2028 (d)	34,675,000

		124,620,843

TOTAL DOMESTIC CORPORATE BONDS (COST $282,003,710)		279,676,958

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

Shares		Value

	MONEY MARKET FUNDS — 4.9%
15,125,622	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.250% (g)	$15,125,622

TOTAL MONEY MARKET FUNDS (COST $15,125,622)		15,125,622

TOTAL INVESTMENTS — 98.0% (COST $299,918,690)		302,733,101
	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%	6,239,526

NET ASSETS — 100.0%		$308,972,627

(a)	Variable rate security. The rate shown is as of February 29, 2012.
(b)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the General Growth Properties, Inc. warrants, which on February 29, 2012 had a conversion ratio of 1:1.0979.

(c)	Non-income producing security.
(d)

Security fair valued under procedures approved by the Board of Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of these securities totals $118,947,838, which represents 38.50% of The Income Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs and Level 3 measurements if the determination of fair value is based primarily on the use of significant unobservable inputs.

(e)

Restricted or controlled security under procedures approved by the Board of Directors. The value of these securities totals $4,946,385, which represents 1.60% of The Income Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	02/29/2012 Carrying Value Per Unit
437,072	General Growth Properties, Inc., Warrants, Vested, Strike Price $9.56, Expire 11/09/2017	05/10/2010	$-	$10.3372
20,397	Howard Hughes Corp., Warrants, Vested, Strike Price $50.00, Expire 11/09/2017	11/05/2010	-	20.9974

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

(f)	Security is deemed an illiquid security under procedures approved by the Board of Directors.
(g)	Annualized based on the 1-day yield as of February 29, 2012.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

February 29, 2012 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 70.0%

	CAPITAL MARKETS — 5.3%
975,000	Jefferies Group, Inc.	$16,302,000

	COMMERCIAL FINANCE — 0.8%
63,400	CIT Group Inc. (a)	2,581,014

	DIVERSIFIED HOLDING COMPANIES — 5.1%
543,400	Leucadia National Corp.	15,481,466

	MULTI-LINE INSURANCE — 20.0%
2,102,900	American International Group, Inc. (a)	61,446,738

	RETAIL DEPARTMENT STORES — 10.7%
472,100	Sears Holdings Corp. (a)	32,886,486

	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.1%
8,070	Orchard Supply Hardware Stores Corp., Class A (a)	217,418

	SURETY INSURANCE — 28.0%
7,982,400	MBIA, Inc. (a)	86,050,272

TOTAL DOMESTIC EQUITY SECURITIES (COST $190,977,357)		214,965,394

	DOMESTIC PREFERRED EQUITY SECURITIES — 0.0%

	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.0%
8,070	Orchard Supply Hardware Stores Corp., Preferred, Zero Coupon, Series A (a)	16,544

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $14,067)		16,544

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

Shares		Value

	WARRANTS — 13.8%

	DIVERSIFIED BANKS — 12.5%
5,570,428	Bank of America Corp., Vested, Strike Price $13.30, Expire 01/16/2019 (a)(b)	$21,334,739
484,700	JPMorgan Chase & Co., Vested, Strike Price $42.42, Expire 10/28/2018 (a)(b)	5,695,225
1,180,495	Wells Fargo & Co., Vested, Strike Price $34.01, Expire 10/28/2018 (a)(b)	11,261,922

		38,291,886

	MULTI-LINE INSURANCE — 1.3%
507,515	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (a)(b)	4,197,149

TOTAL WARRANTS (COST $37,764,625)		42,489,035

Principal

	DOMESTIC CORPORATE BONDS — 3.4%

	REGIONAL BANKS — 3.4%
$11,400,000	Emigrant Bancorp, Inc. 6.250%, 06/15/2014 (c)	10,405,920

TOTAL DOMESTIC CORPORATE BONDS (COST $10,395,684)		10,405,920

	U.S. GOVERNMENT OBLIGATIONS — 3.3%
5,000,000	U.S. Treasury Bills 0.086%, 05/10/2012 (d)	4,999,270
5,000,000	U.S. Treasury Bills 0.085%, 05/24/2012 (d)	4,999,065

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $9,998,172)		9,998,335

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

Shares		Value

	MONEY MARKET FUNDS — 7.7%
23,817,821	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.250% (e)	$23,817,821

TOTAL MONEY MARKET FUNDS (COST $23,817,821)		23,817,821

	MISCELLANEOUS INVESTMENTS — 1.8%(f)
(COST $5,295,740)		5,520,259

TOTAL INVESTMENTS — 100.0% (COST $278,263,466)		307,213,308
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%	(85,876)

NET ASSETS — 100.0%		$307,127,432

(a)	Non-income producing security.
(b)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(c)

Security fair valued under procedures approved by the Board of Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of this security totals $10,405,920, which represents 3.39% of The Allocation Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs.

(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of February 29, 2012.
(f)	Represents previously undisclosed unrestricted securities, which The Allocation Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2012 (unaudited)

Note 1. Significant Accounting Policies

The Fairholme Fund’s (“The Fairholme Fund”), The Fairholme Focused Income Fund’s (“The Income Fund”), and The Fairholme Allocation Fund’s (“The Allocation Fund”) (each a “Fund” and collectively the “Funds”) investments are reported at fair value as defined by U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). The Funds generally determine their net assets value as of approximately 4:00 p.m. Eastern Time each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price of, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Fairholme Capital Management, LLC (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized in Level 3. As of February 29, 2012, equity investments of The St. Joe Co. valued at $361,547,176 (4.41% of net assets) in The Fairholme Fund are fair valued by the Manager due to a trading restriction. The value is calculated by applying a discount to the official closing price on the day of valuation. These investments are reflected as being fair valued under procedures approved by the Board of Directors (the “Board”) in the Schedules of Investments.

Fixed-income securities (corporate bonds, convertible bonds and asset backed securities): The fair value of corporate bonds, convertible bonds, and asset backed securities are estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers where observable. Where the Manager deems it appropriate to do so, such as when independent prices are unavailable or not deemed to be representative of fair value, fixed income securities will be fair valued in good faith. As of February 29, 2012,

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

fixed income investments valued at $18,842,802 (0.23% of net assets), $114,001,453 (36.90% of net assets), and $10,405,920 (3.39% of net assets) in The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, are valued by the Manager utilizing the average bid of independent broker/dealer quotes or the average bid of independent broker/dealer quotes and observable market prices on the day of valuation. These investments are reflected as being fair valued under procedures approved by the Board in the Schedules of Investments. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are categorized in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do no obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing the market value of the underlying security, expiration date of the warrants, the volatility of the underlying security, strike price of the warrants, the risk-free interest rate at the valuation date, and other inputs are classified as Level 3 of the fair value hierarchy.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; and (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ determinations as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of February 29, 2012 is as follows:

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at 02/29/2012
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	$—	$361,547,176	$—	$361,547,176
Other*	5,648,779,798	—	—	5,648,779,798
Foreign Equity Securities*	1,145,573,528	—	—	1,145,573,528
Domestic Preferred Equity Securities*	1,315,883	—	—	1,315,883
Warrants
Multi-Line Insurance	178,536,730	—	—	178,536,730
Real Estate Investment Trusts	—	—	420,045,475	420,045,475
Real Estate Management & Development	—	—	39,816,740	39,816,740
Domestic Corporate Bonds	—	43,639,782	—	43,639,782
U.S. Government Obligations	—	149,979,558	—	149,979,558
Money Market Funds	209,184,047	—	—	209,184,047

TOTAL INVESTMENTS	$7,183,389,986	$555,166,516	$459,862,215	$8,198,418,717

THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Preferred Equity Securities*	$2,792,173	$—	$—	$2,792,173
Warrants
Multi-Line Insurance	191,963	—	—	191,963
Real Estate Investment Trusts	—	—	4,518,101	4,518,101
Real Estate Management & Development	—	—	428,284	428,284
Domestic Corporate Bonds	—	279,676,958	—	279,676,958
Money Market Funds	15,125,622	—	—	15,125,622

TOTAL INVESTMENTS	$18,109,758	$279,676,958	$4,946,385	$302,733,101

THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$214,965,394	$—	$—	$214,965,394
Domestic Preferred Equity Securities*	16,544	—	—	16,544
Warrants*	42,489,035	—	—	42,489,035
Domestic Corporate Bonds	—	10,405,920	—	10,405,920
U.S. Government Obligations	—	9,998,335	—	9,998,335
Money Market Funds	23,817,821	—	—	23,817,821
Miscellaneous Investments	5,056,411	463,848	—	5,520,259

TOTAL INVESTMENTS	$286,345,205	$20,868,103	$—	$307,213,308

*	Industry classifications for these categories are detailed in the Schedules of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

The Funds had no significant transfers between Level 1 and Level 2 during the period ended February 29, 2012.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	THE FAIRHOLME FUND
	Assets: Investments (Fair Value)

	Warrants
	Real Estate Investment Trusts	Real Estate Management & Development	Total Level 3 Investments
Balance as of 11/30/2011	$339,268,437	$35,943,608	$375,212,045
Change in unrealized appreciation/depreciation	80,777,038	3,873,132	84,650,170
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 (1)	—	—	—
Transfers out of Level 3 (1)	—	—	—

Balance as of 02/29/2012	$420,045,475	$39,816,740	$459,862,215

Net change in unrealized appreciation/depreciation during the period on Level 3 investments held at 02/29/2012	$80,777,038	$3,873,132	$84,650,170

(1)	The Fairholme Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

	THE INCOME FUND
	Assets: Investments (Fair Value)
	Warrants
	Real Estate Investment Trusts	Real Estate Management & Development	Total Level 3 Investments
Balance as of 11/30/2011	$3,649,245	$386,623	$4,035,868
Change in unrealized appreciation/depreciation	868,856	41,661	910,517
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 (1)	—	—	—
Transfers out of Level 3 (1)	—	—	—

Balance as of 02/29/2012	$4,518,101	$428,284	$4,946,385

Net change in unrealized appreciation/depreciation during the period on Level 3 investments held at 02/29/12	$868,856	$41,661	$910,517

(1)	The Income Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, the Manager is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Warrants: As of February 29, 2012, the Funds’ investments in warrants are presented within the Schedules of Investments.

The Fairholme Fund’s, The Income Fund’s, and The Allocation Fund’s warrant positions during the period November 30, 2011 through February 29, 2012 had an average monthly market value of approximately $557,985,918, $4,656,397, and $30,934,983, respectively.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at February 29, 2012 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
The Fairholme Fund	$8,079,049,071	$1,151,506,008	$(1,032,136,362)	$119,369,646
The Income Fund	299,918,690	9,430,663	(6,616,252)	2,814,411
The Allocation Fund	278,348,236	29,809,600	(944,528)	28,865,072

The difference between book basis and tax basis net unrealized appreciation in the Funds is attributable primarily to the tax deferral of losses on wash sales.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

Note 3. Transactions in Shares of Affiliates

Portfolio companies in which a Fund owns 5% or more of the outstanding voting securities are considered affiliated companies of the Fund. The aggregate fair value of all securities of affiliated companies held in The Fairholme Fund as of February 29, 2012 amounted to $2,289,556,813 representing 27.94% of net assets. There were no affiliated companies of The Income Fund and The Allocation Fund as of February 29, 2012.

Transactions in the Fairholme Fund during the period ended February 29, 2012 in which the issuer was an “affiliated person” are as follows:

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

The Fairholme Fund	November 30, 2011		Gross Additions
	Shares/ Par Value	Cost	Shares/ Par Value	Cost
CIT Group Inc.	16,358,129	$529,205,589	—	$—
MBIA, Inc.	20,501,100	186,282,116	—	—
Orchard Supply Hardware Stores Corp., Class A(a)	—	—	641,893	40,499,020

Sears Holdings Corp.	14,212,673	1,122,444,166	—	—
The St. Joe Co.	23,136,502	607,609,975	—	—
Orchard Supply Hardware Stores Corp., Preferred, Zero Coupon, Series A(a)	—	—	641,893	1,263,535

MBIA, Inc. 7.000%, 12/15/2025	$17,932,000	13,889,379	$—	—
MBIA, Inc. 7.150%, 07/15/2027	$13,859,000	11,585,909	$—	—
MBIA, Inc. 5.700%, 12/01/2034	$11,580,000	7,886,742	$—	—

Total		$2,478,903,876		$41,762,555

(a) Security received in Spin-Off from Sears Holdings Corp. Security was not held in the portfolio at November 30, 2011.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

February 29, 2012 (unaudited)

Gross Deductions		February 29, 2012
Shares/ Par Value	Cost	Shares/ Par Value	Cost	Fair Value	Realized Gain (Loss)	Investment Income
—	$—	16,358,129	$529,205,589	$665,939,432	$—	$—
—	—	20,501,100	186,282,116	221,001,858	—	—
—	—	641,893	40,499,020	17,292,623	—	—
—	41,762,555	14,212,673	1,080,681,611	990,054,801	—	—
—	—	23,136,502	607,609,975	361,547,176	—	—
—	—	641,893	1,263,535	1,315,883	—	—
$—	—	$17,932,000	13,923,432	13,986,960	—	312,095
$—	—	$13,859,000	11,602,634	10,810,020	—	246,398
$—	—	$11,580,000	7,899,296	7,608,060	—	164,113

	$41,762,555		$2,478,967,208	$2,289,556,813	$—	$722,606

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)*	/s/ BRUCE R. BERKOWITZ
Bruce R. Berkowitz, President
(principal executive officer)

Date 4/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ BRUCE R. BERKOWITZ
Bruce R. Berkowitz, President
(principal executive officer)

Date 4/24/12

By (Signature and Title)*	/s/ WAYNE KELLNER
Wayne Kellner, Treasurer
(principal financial officer)

Date 4/24/12

*	Print the name and title of each signing officer under his or her signature.